Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

	2021	2020
	$	$
Trade receivables	34,765	26,657
Investment tax credits	36	805
Other receivables	4,461	4,593
Total	39,262	32,055